Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Net Income (Loss) Before Tax	The tax on the Company’s net income (loss) before tax differs from the amount that would arise using the tax rate applicable to the Company as follows:
As at	December 31, 2025	December 31, 2024
		$
Net loss before income taxes	(49,858,355)	(26,948,922)

Expected income tax recovery	(13,212,464)	(7,141,464)
Foreign tax rates differences	7,148	(226,755)
Non-deductible items	3,994,940	1,115,325
Adjustments in respect of prior years	1,335	142,541
	(9,209,041)	(6,110,353)
Change in unrecognised deferred tax assets	9,209,041	6,110,353
Income tax expense (recovery)	–	–

Schedule of Tax Losses and Tax Assets Available in Canada and Colombia to Reduce Income Taxes Payable

Tax losses and tax assets available in Canada and Colombia to reduce income taxes payable in the future, for which the effect has not been recognized in the consolidated financial statements as at December 31, 2025 are as follows:

As at	December 31, 2025	Expiry Date	December 31, 2024	Expiry Date
	$		$
Tax loss – Colombia	25,850,353	2026-2037	13,020,087	2025-2036
Intangibles – Colombia	66,821,572	2026-2035	36,669,901	2025-2034
Fixed assets and others – Colombia	8,975,060	2026-2035	609,182	2025-2034
Tax loss – Canada	16,231,905	2026-2045	12,153,714	2025-2044
Transaction costs - Canada	177,195	No expiry	177,233	No expiry
Financing costs – Canada	6,262,873	No expiry	3,655,706	No expiry